Earnout Liability - Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs [Line Items]
Fair value at the beginning of the period	$ 282	$ 2,413
Reclassification of Revenues Earnout to other current liabilities		(1,962)
Change in fair value of earnout liability	(282)	(169)
Fair value at the end of the period		$ 282